Related Party Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions [Abstract]
Contributions made to defined benefit pension plans	$ 0.5	$ 0.4	$ 1.1	$ 1.0
Contribution amount	$ 0.8	$ 0.6	$ 1.5	$ 1.1